UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Craig A. Drill
          d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:  724 Fifth Avenue
          9th Floor
          New York, NY 10019

13F File Number: 028-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig A. Drill
Title:    Investment Manager / Managing Member
Phone:    (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York          February 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $10,512
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
                                                            Craig A. Drill
                                                           December 31, 2008

COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5      COL 6   COLUMN 7         COLUMN 8

                                TITLE OF                      VALUE      SHRS OR  SH/ PUT/ INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                  CLASS             CUSIP       (X$1000)   PRN AMT  PRN CALL DSCRTN  MGRS      SOLE    SHARED    NONE

APEX BIOVENTURES ACQ CORP       *W EXP 06/07/201  03753Q113       7      228,100  SH        SOLE   NONE    228,100
CALPINE CORP                    COM NEW           131347304     764      105,000  SH        SOLE   NONE    105,000
CANDELA CORP                    COM               136907102      61      124,200  SH        SOLE   NONE    124,200
DELAWARE INVTS DIV & INCOME     COM               245915103      52       10,200  SH        SOLE   NONE     10,200
EAGLE MATERIALS INC             COM               26969P108     194       10,551  SH        SOLE   NONE     10,551
IPG PHOTONICS CORP              COM               44980X109   1,510      114,600  SH        SOLE   NONE    114,600
ISHARES TR                      IBOXX INV CPBD    464287242   3,060       30,100  SH        SOLE   NONE     30,100
MIRANT CORP NEW                 COM               60467R100     757       40,100  SH        SOLE   NONE     40,100
PALOMAR MED TECHNOLOGIES INC    COM NEW           697529303   3,909      339,000  SH        SOLE   NONE    339,000
TOMOTHERAPY INC                 COM               890088107     198       83,300  SH        SOLE   NONE     83,300




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